OTHER COST (Details) - ZAR (R) R in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of operating segments [line items]
Care and maintenance	R (765.9)	R (576.5)	R (249.2)
Change in estimate of environmental rehabilitation obligation, and right of recovery receivable and payable	(88.9)	66.6	(248.9)
Strike related costs	(402.3)	(31.7)
Service entities cost	129.9	(102.0)
Expense of restructuring activities	1,252.4	R 142.8	R 729.8
Marikana operations
Disclosure of operating segments [line items]
Expense of restructuring activities	357.0
SA Gold operations
Disclosure of operating segments [line items]
Expense of restructuring activities	R 867.0